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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                 Report for the Calendar Year or Quarter Ended:   3/31/2012
                                                               ------------
                 Check here if Amendment [ ]: Amendment Number:
                                                               ------------

                          This Amendment (Check only one):
                          [ ]is a restatement
                          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-    11638
                            ----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
            --------------------------------------------------------------------
Phone:      312-265-9600
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
5/15/2012
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
                24
       -----------
Form 13F Information Table Value Total:
       $ 263,818 (thousands)
       -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   ----------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   ----------------------

                             13F INFORMATION TABLE
                                   3/31/2012

            COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8
                                                                                                                 Voting Authority

             NAME OF             TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER
             ISSUER               CLASS       CUSIP      (X $1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
AEROVIRONMENT INC                 COM         008073108     4,879     181,968   SH       SHARED-OTHER    1, 2           181,968
ALLIANCE HEALTHCARE SRVCS IN    COM NEW       018606202     7,908   5,272,131   SH       SHARED-OTHER    1, 2         5,272,131
ANAREN INC                        COM         032744104    11,764     641,095   SH       SHARED-OTHER    1, 2           641,095
ARTHROCARE CORP                   COM         043136100    14,135     526,436   SH       SHARED-OTHER    1, 2           526,436
ATRICURE INC                      COM         04963C209    17,926   1,801,633   SH       SHARED-OTHER    1, 2         1,801,633
CARDIOVASCULAR SYS INC DEL        COM         141619106    19,172   2,072,668   SH       SHARED-OTHER    1, 2         2,072,668
DICE HLDGS INC                    COM         253017107     8,210     879,916   SH       SHARED-OTHER    1, 2           879,916
ENDOLOGIX INC                     COM         29266S106    20,048   1,368,437   SH       SHARED-OTHER    1, 2         1,368,437
GAIN CAP HLDGS INC                COM         36268W100     7,579   1,509,795   SH       SHARED-OTHER    1, 2         1,509,795
GEOEYE INC                        COM         37250W108    14,310     594,528   SH       SHARED-OTHER    1, 2           594,528
GIVEN IMAGING                   ORD SHS       M52020100    22,252   1,188,063   SH       SHARED-OTHER    1, 2         1,188,063
GSI TECHNOLOGY                    COM         36241U106       742     175,067   SH       SHARED-OTHER    1, 2           175,067
INFORMATION SERVICES GROUP I      COM         45675Y104       485     370,021   SH       SHARED-OTHER    1, 2           370,021
INTRALINKS HLDGS INC              COM         46118H104    17,246   3,260,156   SH       SHARED-OTHER    1, 2         3,260,156
KEYNOTE SYS INC                   COM         493308100    11,945     604,497   SH       SHARED-OTHER    1, 2           604,497
K12 INC                           COM         48273U102        26       1,091   SH       SHARED-OTHER    1, 2             1,091
MEDIDATA SOLUTIONS INC            COM         58471A105    18,303     687,031   SH       SHARED-OTHER    1, 2           687,031
MMODAL INC                        COM         60689B107     5,530     524,218   SH       SHARED-OTHER    1, 2           524,218
ONLINE RES CORP                   COM         68273G101     8,379   2,940,066   SH       SHARED-OTHER    1, 2         2,940,066
STR HLDGS INC                     COM         78478V100     9,135   1,887,383   SH       SHARED-OTHER    1, 2         1,887,383
OFFICIAL PMTS HLDGS INC           COM         67623R106    12,469   2,459,404   SH       SHARED-OTHER    1, 2         2,459,404
U.S. AUTO PARTS NETWORK INC       COM         90343C100     4,803   1,330,550   SH       SHARED-OTHER    1, 2         1,330,550
VELTI PLC ST HELIER               COM         G93285107    21,850   1,612,562   SH       SHARED-OTHER    1, 2         1,612,562
VIASYSTEMS GROUP INC          COM PAR$.01     92553H803     4,722     248,778   SH       SHARED-OTHER    1, 2           248,778
   TOTAL                                                  263,818  32,137,494                                        32,137,494